Offerings	Nov. 13, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,650
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028, $2,250,000,000 5.286% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030, $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2028 and $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2030.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.286% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030
Amount Registered | shares	2,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 2,250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 344,475
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028, $2,250,000,000 5.286% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030, $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2028 and $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2030.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Unsecured Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028, $2,250,000,000 5.286% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030, $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2028 and $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2030.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Unsecured Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 aggregate principal amount of 5.130% Fixed Rate/Floating Rate Senior Unsecured Notes due 2028, $2,250,000,000 5.286% Fixed Rate/Floating Rate Senior Unsecured Notes due 2030, $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2028 and $500,000,000 aggregate principal amount of Floating Rate Senior Unsecured Notes due 2030.